Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 997	$ 1,217
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	1	171
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	483	552
2037 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	172	172
2038 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	95	95
2039 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	199	200
2040 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	18	27
2041 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 29	$ 0